Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FundX Investment Trust
Entity Central Index Key	0001602508
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
FundX Aggressive ETF
Shareholder Report [Line Items]
Fund Name	FundX Aggressive ETF
Class Name	FundX Aggressive ETF
Trading Symbol	XNAV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FundX Aggressive ETF for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fundxetfs.com/how-invest. You can also request this information by contacting us at 1-800-323-1510.
Additional Information Phone Number	1-800-323-1510
Additional Information Website	https://fundxetfs.com/how-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
FundX Aggressive ETF	$51	1.00%
[1]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Net Assets	$ 27,700,736
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 141,508
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$27,700,736
Number of Holdings	22
Net Advisory Fee	$141,508
Portfolio Turnover	22%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2026)

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	17.1%
Vanguard Growth ETF	9.4%
Schwab U.S. Large-Cap Growth ETF	7.9%
iShares MSCI EAFE Value ETF	6.4%
iShares International Select Dividend ETF	6.3%
SPDR Gold Trust	6.2%
iShares MSCI USA Value Factor ETF	6.2%
iShares MSCI South Korea ETF	5.4%
Global X Lithium & Battery Tech ETF	5.1%
Avantis International Small Cap Value ETF	5.0%

Industry	(%)
Sector Funds	42.2%
Core Funds	40.7%
Aggressive Funds	15.7%
Cash & Other	1.4%

Updated Prospectus Web Address	https://fundxetfs.com/how-invest
FundX Conservative ETF
Shareholder Report [Line Items]
Fund Name	FundX Conservative ETF
Class Name	FundX Conservative ETF
Trading Symbol	XRLX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FundX Conservative ETF for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fundxetfs.com/how-invest. You can also request this information by contacting us at 1-800-323-1510.
Additional Information Phone Number	1-800-323-1510
Additional Information Website	https://fundxetfs.com/how-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
FundX Conservative ETF	$50	1.00%
[2]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Net Assets	$ 48,317,580
Holdings Count | $ / shares	21
Advisory Fees Paid, Amount	$ 254,954
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$48,317,580
Number of Holdings	21
Net Advisory Fee	$254,954
Portfolio Turnover	38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2026)

Top 10 Issuers	(%)
Vanguard Growth ETF	8.4%
Invesco S&P 500 Top 50 ETF	7.8%
Vanguard Russell 1000 Growth ETF	7.1%
iShares Core 60/40 Balanced Allocation ETF	6.5%
Pacer Trendpilot 100 ETF	6.0%
iShares 5-10 Year Investment Grade Corporate Bond ETF	5.8%
iShares International Select Dividend ETF	5.3%
iShares Broad USD Investment Grade Corporate Bond ETF	5.3%
NYLI Merger Arbitrage ETF	4.9%
iShares Core 30/70 Conservative Allocation ETF	4.9%

Industry	(%)
Core Funds	50.1%
Intermediate Term Bonds	20.7%
Total Return Funds	16.3%
High Yield Bonds	7.6%
TIPS	4.9%
Cash & Other	0.4%

Updated Prospectus Web Address	https://fundxetfs.com/how-invest
FundX ETF
Shareholder Report [Line Items]
Fund Name	FundX ETF
Class Name	FundX ETF
Trading Symbol	XCOR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FundX ETF for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fundxetfs.com/how-invest. You can also request this information by contacting us at 1-800-323-1510.
Additional Information Phone Number	1-800-323-1510
Additional Information Website	https://fundxetfs.com/how-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
FundX ETF	$49	1.00%
[3]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%
Net Assets	$ 165,033,349
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 859,158
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$165,033,349
Number of Holdings	12
Net Advisory Fee	$859,158
Portfolio Turnover	35%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2026)

Top 10 Issuers	(%)
Vanguard Growth ETF	13.3%
Invesco S&P 500 Top 50 ETF	13.1%
Vanguard Russell 1000 Growth ETF	12.9%
iShares MSCI EAFE Value ETF	12.0%
iShares International Select Dividend ETF	11.5%
iShares MSCI USA Value Factor ETF	9.3%
iShares Global 100 ETF	8.9%
Mount Vernon Liquid Assets Portfolio, LLC	8.9%
Pacer Trendpilot 100 ETF	8.2%
iShares Russell Top 200 Growth ETF	8.1%

Industry	(%)
Core Funds	98.8%
Cash & Other	1.2%

Updated Prospectus Web Address	https://fundxetfs.com/how-invest
FundX Flexible ETF
Shareholder Report [Line Items]
Fund Name	FundX Flexible ETF
Class Name	FundX Flexible ETF
Trading Symbol	XFLX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FundX Flexible ETF for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fundxetfs.com/how-invest. You can also request this information by contacting us at 1-800-323-1510.
Additional Information Phone Number	1-800-323-1510
Additional Information Website	https://fundxetfs.com/how-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
FundX Flexible ETF	$35	0.70%
[4]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 49,500,385
Holdings Count | $ / shares	14
Advisory Fees Paid, Amount	$ 171,109
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$49,500,385
Number of Holdings	14
Net Advisory Fee	$171,109
Portfolio Turnover	51%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2026)

Top 10 Issuers	(%)
Fidelity Corporate Bond ETF	10.8%
Mount Vernon Liquid Assets Portfolio, LLC	10.7%
iShares iBoxx USD Investment Grade Corporate Bond ETF	10.6%
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	10.1%
iShares Broad USD Investment Grade Corporate Bond ETF	9.9%
iShares 5-10 Year Investment Grade Corporate Bond ETF	9.9%
PIMCO Active Bond ETF	9.7%
State Street SPDR Portfolio High Yield Bond ETF	8.6%
NYLI Merger Arbitrage ETF	8.4%
iShares Core 60/40 Balanced Allocation ETF	8.2%

Industry	(%)
Intermediate Term Bond Funds	55.9%
Total Return Funds	24.8%
High Yield Bond Funds	18.7%
Cash & Other	0.6%

Updated Prospectus Web Address	https://fundxetfs.com/how-invest
FundX Future Fund Opportunities ETF
Shareholder Report [Line Items]
Fund Name	FundX Future Fund Opportunities ETF
Class Name	FundX Future Fund Opportunities ETF
Trading Symbol	FFOX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FundX Future Fund Opportunities ETF for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fundxetfs.com/how-invest. You can also request this information by contacting us at 1-800-323-1510.
Additional Information Phone Number	1-800-323-1510
Additional Information Website	https://fundxetfs.com/how-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
FundX Future Fund Opportunities ETF	$48	0.97%
[5]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.97%
Net Assets	$ 196,646,264
Holdings Count | $ / shares	76
Advisory Fees Paid, Amount	$ 761,196
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$196,646,264
Number of Holdings	76
Net Advisory Fee	$761,196
Portfolio Turnover	24%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(%)
First American Government Obligations Fund	6.0%
Millicom International Cellular SA	3.1%
Globus Medical, Inc.	2.3%
Ionis Pharmaceuticals, Inc.	2.2%
TechnipFMC PLC	2.2%
Guardant Health, Inc.	2.2%
BWX Technologies, Inc.	2.0%
Halozyme Therapeutics, Inc.	2.0%
Advanced Drainage Systems, Inc.	1.9%
Onto Innovation, Inc.	1.9%

Industry	(%)
Consumer, Non-cyclical	27.1%
Industrial	22.6%
Consumer, Cyclical	15.8%
Communications	9.0%
Financial	7.2%
Technology	6.1%
Energy	3.9%
Basic Materials	2.9%
Cash & Other	5.4%

Updated Prospectus Web Address	https://fundxetfs.com/how-invest

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
*	Annualized

[5]
*	Annualized